Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 2,955
Balance at end of period	3,002	$ 2,955	$ 3,046	$ 3,002	$ 3,046
Loans	2,823	2,823	2,926	2,823	2,926	$ 2,849
Undrawn credit facilities and other off-balance sheet exposures	179	132	120	179	120
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	316	303	350	280	363
Originations net of repayments and other derecognitions	(1)	(1)	(9)	(7)	(14)
Changes in model		(5)	(2)	(5)	14
Net remeasurement	(10)	40	(34)	62	(21)
Provision for (reversal of) credit losses	(11)	34	(45)	50	(21)
Write-offs	(17)	(20)	(7)	(41)	(19)
Recoveries				1	2
Interest income on impaired loans	(3)	(4)	(4)	(11)	(13)
Foreign exchange and other	(1)	3	5	5	(13)
Balance at end of period	284	316	299	284	299
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	844	814	765	803	863
Originations net of repayments and other derecognitions	(8)	(4)	(3)	(17)	(14)
Changes in model	19	1	(3)	20	(6)
Net remeasurement	114	77	125	249	157
Provision for (reversal of) credit losses	125	74	119	252	137
Write-offs	(80)	(61)	(67)	(204)	(211)
Recoveries	16	18	19	54	54
Interest income on impaired loans	(1)	(1)	(1)	(3)	(3)
Foreign exchange and other			1	2	(4)
Balance at end of period	904	844	836	904	836
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	743	637	614	653	708
Originations net of repayments and other derecognitions	(1)	55	(12)	44	(57)
Net remeasurement	99	120	3	264	140
Provision for (reversal of) credit losses	98	175	(9)	308	83
Write-offs	(104)	(98)	(92)	(282)	(336)
Recoveries	28	29	32	86	90
Balance at end of period	765	743	545	765	545
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,052	1,204	1,609	1,234	1,788
Originations net of repayments and other derecognitions	(11)	(8)	(29)	(13)	(40)
Changes in model		(19)	(37)	(11)	(37)
Net remeasurement	42	47	(98)	35	(42)
Provision for (reversal of) credit losses	31	20	(164)	11	(119)
Write-offs	(41)	(186)	(99)	(237)	(235)
Recoveries	10	12	3	27	11
Interest income on impaired loans	(4)	(4)	(6)	(11)	(17)
Foreign exchange and other	1	6	23	25	(62)
Balance at end of period	1,049	1,052	1,366	1,049	1,366
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	671
Balance at end of period	577	671	659	577	659
Loans	493	597	593	493	593
Undrawn credit facilities and other off-balance sheet exposures	84	74	66	84	66
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	68	64	60	59	51
Originations net of repayments and other derecognitions	5	5	3	14	13
Changes in model		(4)	2	(4)	2
Net remeasurement	(34)	(20)	(48)	(73)	(105)
Transfers to 12-month ECL	19	25	39	65	103
Transfers to lifetime ECL performing	(3)	(2)	(2)	(7)	(7)
Provision for (reversal of) credit losses	(13)	4	(6)	(5)	6
Foreign exchange and other			1	1	(2)
Balance at end of period	55	68	55	55	55
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	149	147	155	150	204
Originations net of repayments and other derecognitions	10	9	7	27	29
Changes in model		1	(4)	1	(7)
Net remeasurement	(61)	(89)	(46)	(251)	(254)
Transfers to 12-month ECL	48	91	61	239	223
Transfers to lifetime ECL performing	(9)	(10)	(13)	(29)	(32)
Transfers to lifetime ECL credit-impaired
Provision for (reversal of) credit losses	(12)	(2)	5	(13)	(41)
Foreign exchange and other			1		(2)
Balance at end of period	137	149	161	137	161
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	193	127	163	136	136
Originations net of repayments and other derecognitions	6	65		71	(1)
Net remeasurement	(156)	(79)	(77)	(341)	(210)
Transfers to 12-month ECL	119	98	83	321	260
Transfers to lifetime ECL performing	(16)	(18)	(6)	(41)	(22)
Provision for (reversal of) credit losses	(47)	66		10	27
Balance at end of period	146	193	163	146	163
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	261	278	370	277	453
Originations net of repayments and other derecognitions	7	3	2	30	24
Changes in model		(13)	(12)	(13)	(12)
Net remeasurement	(31)	(33)	(103)	(130)	(268)
Transfers to 12-month ECL	16	27	40	89	163
Transfers to lifetime ECL performing	(12)	(4)	(19)	(20)	(53)
Transfers to lifetime ECL credit-impaired					(4)
Provision for (reversal of) credit losses	(20)	(20)	(92)	(44)	(150)
Foreign exchange and other	(2)	3	2	6	(23)
Balance at end of period	239	261	280	239	280
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,603
Balance at end of period	1,782	1,603	1,577	1,782	1,577
Loans	1,687	1,545	1,526	1,687	1,526
Undrawn credit facilities and other off-balance sheet exposures	95	58	51	95	51
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	72	76	119	63	161
Originations net of repayments and other derecognitions			(3)	(4)	(11)
Changes in model		(1)	(10)	(1)	(10)
Net remeasurement	13	18	11	67	31
Transfers to 12-month ECL	(17)	(23)	(36)	(60)	(89)
Transfers to lifetime ECL performing	6	4	6	13	23
Transfers to lifetime ECL credit-impaired	(4)	(3)	(2)	(9)	(13)
Provision for (reversal of) credit losses	(2)	(5)	(34)	6	(69)
Foreign exchange and other		1	1	1	(6)
Balance at end of period	70	72	86	70	86
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	567	554	495	547	546
Originations net of repayments and other derecognitions	(14)	(11)	(7)	(37)	(36)
Changes in model	19		(1)	19
Net remeasurement	125	121	130	362	263
Transfers to 12-month ECL	(47)	(89)	(60)	(236)	(217)
Transfers to lifetime ECL performing	13	15	16	41	45
Transfers to lifetime ECL credit-impaired	(24)	(23)	(7)	(57)	(35)
Provision for (reversal of) credit losses	72	13	71	92	20
Balance at end of period	639	567	566	639	566
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	550	510	451	517	572
Originations net of repayments and other derecognitions	(7)	(10)	(12)	(27)	(56)
Net remeasurement	212	159	63	496	284
Transfers to 12-month ECL	(119)	(98)	(83)	(321)	(260)
Transfers to lifetime ECL performing	16	18	6	41	22
Transfers to lifetime ECL credit-impaired	(33)	(29)	(43)	(87)	(180)
Provision for (reversal of) credit losses	69	40	(69)	102	(190)
Balance at end of period	619	550	382	619	382
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	414	405	619	449	683
Originations net of repayments and other derecognitions	(2)	(4)	(7)	(12)	(32)
Changes in model		(6)	(26)	2	(26)
Net remeasurement	44	40	(42)	71	47
Transfers to 12-month ECL	(13)	(25)	(30)	(82)	(141)
Transfers to lifetime ECL performing	12	5	26	22	67
Transfers to lifetime ECL credit-impaired	(1)	(3)	(3)	(6)	(28)
Provision for (reversal of) credit losses	40	7	(82)	(5)	(113)
Foreign exchange and other		2	6	10	(27)
Balance at end of period	454	414	543	454	543
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	681
Balance at end of period	643	681	810	643	810
Loans	643	681	807	643	807
Undrawn credit facilities and other off-balance sheet exposures			3		3
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	176	163	171	158	151
Originations net of repayments and other derecognitions	(6)	(6)	(9)	(17)	(16)
Changes in model			6		22
Net remeasurement	11	42	3	68	53
Transfers to 12-month ECL	(2)	(2)	(3)	(5)	(14)
Transfers to lifetime ECL performing	(3)	(2)	(4)	(6)	(16)
Transfers to lifetime ECL credit-impaired	4	3	2	9	13
Provision for (reversal of) credit losses	4	35	(5)	49	42
Write-offs	(17)	(20)	(7)	(41)	(19)
Recoveries				1	2
Interest income on impaired loans	(3)	(4)	(4)	(11)	(13)
Foreign exchange and other	(1)	2	3	3	(5)
Balance at end of period	159	176	158	159	158
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	128	113	115	106	113
Originations net of repayments and other derecognitions	(4)	(2)	(3)	(7)	(7)
Changes in model			2		1
Net remeasurement	50	45	41	138	148
Transfers to 12-month ECL	(1)	(2)	(1)	(3)	(6)
Transfers to lifetime ECL performing	(4)	(5)	(3)	(12)	(13)
Transfers to lifetime ECL credit-impaired	24	23	7	57	35
Provision for (reversal of) credit losses	65	59	43	173	158
Write-offs	(80)	(61)	(67)	(204)	(211)
Recoveries	16	18	19	54	54
Interest income on impaired loans	(1)	(1)	(1)	(3)	(3)
Foreign exchange and other				2	(2)
Balance at end of period	128	128	109	128	109
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	43	40	17	109	66
Transfers to lifetime ECL credit-impaired	33	29	43	87	180
Provision for (reversal of) credit losses	76	69	60	196	246
Write-offs	(104)	(98)	(92)	(282)	(336)
Recoveries	28	29	32	86	90
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	377	521	620	508	652
Originations net of repayments and other derecognitions	(16)	(7)	(24)	(31)	(32)
Changes in model			1		1
Net remeasurement	29	40	47	94	179
Transfers to 12-month ECL	(3)	(2)	(10)	(7)	(22)
Transfers to lifetime ECL performing		(1)	(7)	(2)	(14)
Transfers to lifetime ECL credit-impaired	1	3	3	6	32
Provision for (reversal of) credit losses	11	33	10	60	144
Write-offs	(41)	(186)	(99)	(237)	(235)
Recoveries	10	12	3	27	11
Interest income on impaired loans	(4)	(4)	(6)	(11)	(17)
Foreign exchange and other	3	1	15	9	(12)
Balance at end of period	$ 356	$ 377	$ 543	$ 356	$ 543